Cover	Jul. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2026
Entity File Number	000-56463
Entity Registrant Name	REYNALDO’S MEXICAN FOOD COMPANY, INC.
Entity Central Index Key	0001283789
Entity Tax Identification Number	95-3930169
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1113, Tower 2, Lippo Centre
Entity Address, Address Line Two	89 Queensway
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Country Region	8
City Area Code	52
Local Phone Number	3703 6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false